DERIVATIVE LIABILITIES (Details) (Preferred Stock [Member], USD $)	12 Months Ended
Dec. 31, 2014
Preferred Stock [Member]
Derivative [Line Items]
Balance at beginning of year	$ 0
Additions to conversion option derivative liability at December 30, 2014	150,000
Additions to warrant derivative liability at December 30, 2014	120,000
Change in fair market value of the derivative liabilities	0
Balance at end of year	$ 270,000